Unit-Based Compensation Plans Subsidiary Unit-Based Compensation Plans (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsidiary Unit Based Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value Of Units As Of The Vesting Date	$ 40.0	$ 57.0	$ 56.0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 275.0
ETP Unit-Based Compensation Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested awards	9.5	7.2
Weighted Average Grant-Date Fair Value Per ETP Unit	$ 27.69	$ 31.74
Awards granted	3.8
Weighted Average Grant-Date Fair Value Per ETP Unit, Awards granted	$ 23.82
Awards vested	(1.2)
Weighted Average Grant-Date Fair Value Per ETP Unit, Awards vested	$ 35.48
Stock Granted, Value, Share-based Compensation, Forfeited	$ (0.3)
Weighted Average Grant-Date Fair Value Per ETP Unit, Awards forfeited	$ 32.26
Sunoco Logistics Unit-Based Compensation Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years
Sunoco LP Unit Based Compensation Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested awards	2.0	1.1
Weighted Average Grant-Date Fair Value Per ETP Unit	$ 34.43	$ 41.19
Awards granted	1.0
Weighted Average Grant-Date Fair Value Per ETP Unit, Awards granted	$ 26.95	$ 40.63	$ 45.50
Awards vested	0.0
Weighted Average Grant-Date Fair Value Per ETP Unit, Awards vested	$ 36.98
Stock Granted, Value, Share-based Compensation, Forfeited	$ (0.1)
Weighted Average Grant-Date Fair Value Per ETP Unit, Awards forfeited	$ 39.77
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	4 years 3 months